UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-09837
Investment Company Act File Number

Tax-Managed Multi-Cap Growth Portfolio
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

October 31
Date of Fiscal Year End

July 31, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Tax-Managed Multi-Cap Growth Portfolio	as of July 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value
Auto Components — 1.4%
Goodyear Tire & Rubber Co. (The)(1)	103,600	$1,763,272

		$1,763,272

Automobiles — 0.0%
Harley-Davidson, Inc.	100	$2,260

		$2,260

Beverages — 0.0%
Central European Distribution Corp.(1)	100	$2,871
Heckmann Corp.(1)	63	227

		$3,098

Biotechnology — 0.9%
Genzyme Corp.(1)	23,030	$1,195,027

		$1,195,027

Building Products — 3.0%
Lennox International, Inc.	15,000	$522,750
Owens Corning, Inc.(1)	182,000	3,345,160
USG Corp.(1)	500	7,070

		$3,874,980

Capital Markets — 3.1%
Aberdeen Asset Management PLC	70,620	$146,949
Affiliated Managers Group, Inc.(1)	23,205	1,531,994
Goldman Sachs Group, Inc.	7,700	1,257,410
Morgan Stanley	41,000	1,168,500

		$4,104,853

Chemicals — 2.1%
Celanese Corp., Class A	71,000	$1,824,700
Potash Corp. of Saskatchewan, Inc.	3	279
Solutia, Inc.(1)	100,000	894,000

		$2,718,979

Commercial Banks — 2.9%
SVB Financial Group(1)	13,300	$468,825
Wells Fargo & Co.	138,000	3,375,480

		$3,844,305

Commercial Services & Supplies — 0.9%
Copart, Inc.(1)	32,000	$1,129,920

		$1,129,920

Communications Equipment — 3.1%
Brocade Communications Systems, Inc.(1)	399,100	$3,136,926
Polycom, Inc.(1)	500	11,875
Research In Motion, Ltd.(1)	12,100	919,600
Riverbed Technology, Inc.(1)	1,000	20,010

		$4,088,411

Computers & Peripherals — 0.9%
3PAR, Inc.(1)	121,000	$1,160,390
Apple, Inc.(1)	10	1,634
Synaptics, Inc.(1)	150	3,595

		$1,165,619

Security	Shares	Value
Construction & Engineering — 0.1%
KBR, Inc.	1,000	$21,190
Tutor Perini Corp.(1)	3,539	65,295

		$86,485

Consumer Finance — 3.9%
Discover Financial Services	313,000	$3,718,440
SLM Corp.(1)	146,173	1,299,478

		$5,017,918

Diversified Consumer Services — 4.4%
Apollo Group, Inc., Class A(1)	49,900	$3,445,096
Capella Education Co.(1)	100	6,436
Corinthian Colleges, Inc.(1)	145,000	2,238,800

		$5,690,332

Diversified Financial Services — 0.8%
IntercontinentalExchange, Inc.(1)	100	$9,406
JPMorgan Chase & Co.	28,000	1,082,200

		$1,091,606

Diversified Telecommunication Services — 0.0%
Maxcom Telecomunicaciones SAB de CV ADR(1)	39	$103

		$103

Electrical Equipment — 1.8%
GrafTech International, Ltd.(1)	172,000	$2,361,560
Vestas Wind Systems A/S(1)	33	2,323

		$2,363,883

Electronic Equipment, Instruments & Components — 0.1%
IPG Photonics Corp.(1)	100	$1,073
Itron, Inc.(1)	3,200	166,944

		$168,017

Energy Equipment & Services — 1.4%
Nabors Industries, Ltd.(1)	46,000	$782,920
Patterson-UTI Energy, Inc.	58,000	800,980
Pride International, Inc.(1)	11,176	280,182

		$1,864,082

Food & Staples Retailing — 0.0%
Shoppers Drug Mart Corp.	64	$2,674

		$2,674

Health Care Equipment & Supplies — 0.5%
Masimo Corp.(1)	26,000	$635,700
Thoratec Corp.(1)	25	628

		$636,328

Health Care Providers & Services — 3.7%
CIGNA Corp.	122,000	$3,464,800
Express Scripts, Inc.(1)	12,000	840,480
Health Management Associates, Inc., Class A(1)	79,000	476,370
Henry Schein, Inc.(1)	1,000	51,380

		$4,833,030

Hotels, Restaurants & Leisure — 2.6%
Bally Technologies, Inc.(1)	18,000	$651,780
Scientific Games Corp., Class A(1)	152,000	2,739,040
Starbucks Corp.(1)	500	8,850

		$3,399,670

Security	Shares	Value
Household Durables — 2.8%
Mohawk Industries, Inc.(1)	14,300	$737,594
Tempur-Pedic International, Inc.	105,000	1,557,150
Whirlpool Corp.	24,300	1,387,287

		$3,682,031

Household Products — 0.5%
Church & Dwight Co., Inc.	10,500	$619,290

		$619,290

Insurance — 4.2%
Admiral Group PLC	42,000	$672,016
Allied World Assurance Holdings, Ltd.	60,000	2,607,600
Fairfax Financial Holdings, Ltd.	2,600	794,014
Progressive Corp.(1)	400	6,232
Prudential Financial, Inc.	31,498	1,394,416

		$5,474,278

Internet & Catalog Retail — 3.1%
HSN, Inc.(1)	100	$1,013
Netflix, Inc.(1)	28,100	1,234,714
Priceline.com, Inc.(1)	22,140	2,869,787

		$4,105,514

Internet Software & Services — 0.8%
DealerTrack Holdings, Inc.(1)	1,000	$19,830
Move, Inc.(1)	1,013	2,705
Yahoo! Inc.(1)	70,000	1,002,400

		$1,024,935

IT Services — 4.6%
Accenture, Ltd., Class A	39,000	$1,367,730
Alliance Data Systems Corp.(1)	13,500	688,500
Euronet Worldwide, Inc.(1)	23,000	483,920
MasterCard, Inc., Class A	10,000	1,940,300
Western Union Co.	67,000	1,171,160
Wright Express Corp.(1)	10,000	282,800

		$5,934,410

Machinery — 0.9%
Duoyuan Global Water, Inc. ADR(1)	40,236	$1,205,068
Hansen Transmissions International NV(1)	500	1,128

		$1,206,196

Media — 3.5%
Arbitron, Inc.	70,435	$1,146,682
Liberty Entertainment, Series A(1)	120,000	3,356,400

		$4,503,082

Metals & Mining — 3.9%
Gammon Gold, Inc.(1)	259,000	$1,807,820
Schnitzer Steel Industries, Inc.	500	26,885
Silver Wheaton Corp.(1)	1,000	9,180
Thompson Creek Metals Co., Inc.(1)	47,000	685,857
Walter Energy, Inc.	53,000	2,616,080

		$5,145,822

Multiline Retail — 0.9%
Big Lots, Inc.(1)	52,100	$1,200,384

		$1,200,384

Oil, Gas & Consumable Fuels — 8.0%
Brigham Exploration Co.(1)	334,211	$1,630,950
Centennial Coal Co., Ltd.	2,000	5,010

Security	Shares	Value
Chesapeake Energy Corp.	58,000	$1,243,520
Continental Resources, Inc.(1)	1,000	33,830
Massey Energy Co.	101,000	2,686,600
Newfield Exploration Co.(1)	18,500	727,605
Patriot Coal Corp.(1)	500	4,185
Petrohawk Energy Corp.(1)	73,100	1,774,868
Petroleo Brasileiro SA ADR	1,000	41,240
Uranium One, Inc.(1)	838,000	2,240,371

		$10,388,179

Personal Products — 1.2%
Avon Products, Inc.	47,000	$1,521,860
Bare Escentuals, Inc.(1)	1,000	8,860
Herbalife, Ltd.	86	2,959

		$1,533,679

Pharmaceuticals — 3.1%
Abbott Laboratories	100	$4,499
Biovail Corp.	85,000	1,138,150
King Pharmaceuticals, Inc.(1)	125,000	1,133,750
Perrigo Co.	14,000	379,960
Teva Pharmaceutical Industries, Ltd. ADR	25,000	1,333,500

		$3,989,859

Real Estate Investment Trusts (REITs) — 0.4%
Annaly Capital Management, Inc.	123	$2,073
Chimera Investment Corp.	144,552	517,496

		$519,569

Road & Rail — 1.2%
Kansas City Southern(1)	77,000	$1,563,870

		$1,563,870

Semiconductors & Semiconductor Equipment — 7.9%
Atheros Communications, Inc.(1)	77,600	$1,940,000
Cavium Networks, Inc.(1)	100	1,887
Cirrus Logic, Inc.(1)	232,000	1,248,160
NVIDIA Corp.(1)	203,500	2,631,255
ON Semiconductor Corp.(1)	396,859	2,897,071
Tessera Technologies, Inc.(1)	58,000	1,629,220
Varian Semiconductor Equipment Associates, Inc.(1)	50	1,602

		$10,349,195

Software — 1.9%
Ariba, Inc.(1)	1,000	$10,510
Check Point Software Technologies, Ltd.(1)	75,500	2,015,095
Concur Technologies, Inc.(1)	100	3,449
Rosetta Stone, Inc.(1)	12,889	395,563

		$2,424,617

Specialty Retail — 4.3%
Advance Auto Parts, Inc.	64,085	$2,962,650
Best Buy Co., Inc.	62,600	2,339,362
CarMax, Inc.(1)	500	8,065
Children’s Place Retail Stores, Inc. (The)(1)	10,500	344,085
Jo-Ann Stores, Inc.(1)	100	2,330

		$5,656,492

Textiles, Apparel & Luxury Goods — 4.5%
Gildan Activewear, Inc.(1)	262,400	$4,361,088
Hanesbrands, Inc.(1)	74,000	1,472,600

		$5,833,688

Security	Shares	Value
Wireless Telecommunication Services — 2.5%
Crown Castle International Corp.(1)	113,000	$3,247,620

		$3,247,620

Total Common Stocks (identified cost $96,033,895)		$127,447,562

Investment Funds — 1.1%

Security	Shares	Value
Capital Markets — 1.1%
The India Fund, Inc.	1,000	$31,100
MidCap SPDR Trust, Series 1	12,121	1,382,279

		$1,413,379

Total Investment Funds (identified cost $1,307,089)		$1,413,379

Rights — 0.0%

Security	Shares	Value
Capital Markets — 0.0%
The India Fund, Inc., Exp. 8/14/09(1)	1,000	$518

Total Rights (identified cost $0)		$518

Short-Term Investments — 2.3%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(2)	$2,974	$2,974,160

Total Short-Term Investments (identified cost $2,974,160)		$2,974,160

Total Investments — 101.2% (identified cost $100,315,144)		$131,835,619

Other Assets, Less Liabilities — (1.2)%		$(1,569,524)

Net Assets — 100.0%		$130,266,095

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depository Receipt

(1)		Non-income producing security.

(2)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2009. Net income allocated from the investment in Cash Management Portfolio and securities lending income earned (excluding loan rebate fees) from investments in Eaton Vance Cash Collateral Fund, LLC, an affiliated investment, for the fiscal year to date ended July 31, 2009 were $15,234 and $201,004, respectively.

The Portfolio did not have any open financial instruments at July 31, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$103,546,789

Gross unrealized appreciation	$29,744,944
Gross unrealized depreciation	(1,456,114)

Net unrealized appreciation	$28,288,830

The Portfolio adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective November 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total
Common Stocks
Capital Markets	$3,957,904	$146,949		$—	$4,104,853
Electrical Equipment	2,361,560	2,323		—	2,363,883
Insurance	4,802,262	672,016		—	5,474,278
Machinery	1,205,068	1,128		—	1,206,196
Oil, Gas & Consumable Fuels	10,383,169	5,010		—	10,388,179
Others	103,910,173	—		—	103,910,173

Total Common Stocks	$126,620,136	$827,426	*	$—	$127,447,562
Investment Funds	1,413,379	—		—	1,413,379
Rights	518	—		—	518
Short-Term Investments	2,974,160	—		—	2,974,160

Total Investments	$131,008,193	$827,426		$—	$131,835,619

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The level classification by major category of investments (other than for categories presented above) is the same as the category presentation in the Portfolio of Investments.

The Portfolio held no investments or other financial instruments as of October 31, 2008 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Multi-Cap Growth Portfolio

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	September 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson

Duncan W. Richardson
President

Date:	September 25, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	September 25, 2009